Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Common Stock Outstanding Roll Forward

	Number of Shares	Amount
Outstanding at December 31, 2021	391,889,733	$3,692.9
Shares issued through:
Share-based compensation plans	1,198,125	7.6
Shares repurchased and cancelled (i)	(1,100,000)	(10.4)
Flow-through share financing	922,483	6.9
DRIP (ii)	527,770	4.1
ESPP (iii)	373,806	2.7
Cancellation of unexchanged shares	(5,428)	—
Outstanding at December 31, 2022	393,806,489	$3,703.8
Shares issued through:
Share-based compensation plans	1,425,024	12.3
Manitou acquisition (note 8)	1,045,593	13.4
DRIP (ii)	353,084	4.1
ESPP (iii)	469,566	5.6
Exercise of Manitou warrants (note 8)	60,983	0.9
Cancellation of unexchanged shares	(203,755)	(1.5)
Outstanding at December 31, 2023	396,956,984	$3,738.6

Disclosure of number and weighted average exercise prices of share options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2021	4,601,726	$7.47
Granted	634,727	9.53
Exercised	(1,198,125)	5.89
Forfeited	(113,477)	6.68
Outstanding at December 31, 2022	3,924,851	$8.32
Granted	481,449	14.10
Exercised	(1,424,916)	8.01
Forfeited	(215,007)	10.40
Outstanding at December 31, 2023	2,766,377	$9.32

Weighted average fair value assumptions used in the Black-Scholes valuation for stock options	The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2023	December 31, 2022
Weighted average share price at grant date (CAD$)	$14.10	$9.53
Risk-free rate	3.87%	1.48%
Expected dividend yield	0.96%	1.20%
Expected stock price volatility (based on historical volatility)	48%	53%
Expected life of option (months)	42	54
Weighted average per share fair value of stock options granted (CAD$)	$4.94	$3.80

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2023:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$6.01 - $7.00	567,111	6.57	1.78	567,111	6.57
$7.01 - $8.00	396,373	7.63	3.02	396,373	7.63
$8.01 - $9.00	15,571	8.63	3.16	15,571	8.63
$9.01 - $11.00	1,355,873	9.47	4.61	663,694	9.41
$11.01 - $17.77	431,449	14.10	4.79	—	—
	2,766,377	$9.32	4.09	1,642,749	$7.99

Stock options outstanding and exercisable by range of exercise prices
Stock options outstanding and exercisable as at December 31, 2023:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$6.01 - $7.00	567,111	6.57	1.78	567,111	6.57
$7.01 - $8.00	396,373	7.63	3.02	396,373	7.63
$8.01 - $9.00	15,571	8.63	3.16	15,571	8.63
$9.01 - $11.00	1,355,873	9.47	4.61	663,694	9.41
$11.01 - $17.77	431,449	14.10	4.79	—	—
	2,766,377	$9.32	4.09	1,642,749	$7.99

Continuity of the changes in the number of other long-term incentive plans (LTIP) outstanding
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2023 and 2022:

	Restricted share units ("RSU")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2021	2,168,184	911,428	1,329,655
Granted	905,058	143,178	497,895
Forfeited	(296,907)	—	(72,522)
Settled	(641,786)	—	(404,603)
Outstanding units, December 31, 2022	2,134,549	1,054,606	1,350,425
Granted	747,993	112,653	369,589
Forfeited/expired	(383,686)	—	(134,563)
Settled	(587,118)	(154,025)	(426,163)
Outstanding units, December 31, 2023	1,911,738	1,013,234	1,159,288

Schedule of Earnings (loss) per share

	For the years ended
	December 31, 2023	December 31, 2022
Net earnings	$210.0	$37.1
Weighted average number of common shares outstanding (in thousands)	395,509	392,172
Basic earnings per share	$0.53	$0.09

Dilutive effect of potential common share equivalents (in thousands)	2,560	2,336

Diluted weighted average number of common shares outstanding (in thousands)	398,069	394,508
Diluted earnings per share	$0.53	$0.09

Share units excluded from calculation of diluted earnings per share for the years ended:
(in thousands)	December 31, 2023	December 31, 2022
Stock options	4	30